13. EQUITY COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2018
Equity Components Tables Abstract
Earnings (loss) per share
	12.31.2018	12.31.2017	12.31.2016
(Loss) earning for continuing operations attributable to the equity holders of the Company	5,506	12,867	2,651
Weighted average amount of outstanding shares	1,959	1,936	1,736
Basic and diluted (loss) earnings per share from continuing operations	2.8106	6.6462	1.5271

Earning for discontinued operations attributable to the equity holders of the Company	2,929	(2,068)	224
Weighted average amount of outstanding shares	1,959	1,936	1,736
Basic and diluted earnings per share from discontinued operations	1.4952	(1.0682)	0.1290

Total (loss) earning attributable to the equity holders of the Company	8,435	10,799	2,875
Weighted average amount of outstanding shares	1,959	1,936	1,736
Basic and diluted earnings per share	4.3058	5.5780	1.6561